Unrecognized contractual commitments (excluding Orange Bank) - Operating activities commitments - Tabular disclosure (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of unrecognized contractual commitments [line items]
Commitments related to operating activities	€ 20,078
Operating leases commitments	5,778
Investment commitments	3,103
Public-private service concession commitments	4,333
Guarantees granted to third parties in the ordinary course of business	1,203
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Commitments related to operating activities	5,914
Operating leases commitments	995
Investment commitments	817
Public-private service concession commitments	797
Guarantees granted to third parties in the ordinary course of business	157
Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Commitments related to operating activities	7,929
Operating leases commitments	2,689
Investment commitments	1,227
Public-private service concession commitments	1,984
Guarantees granted to third parties in the ordinary course of business	157
Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Commitments related to operating activities	6,234
Operating leases commitments	2,094
Investment commitments	1,059
Public-private service concession commitments	1,552
Guarantees granted to third parties in the ordinary course of business	890
Purchase commitment, handsets [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,837
Purchase commitment, handsets [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,837
Purchase commitment, transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	384
Purchase commitment, transmission capacity [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	178
Purchase commitment, transmission capacity [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	193
Purchase commitment, transmission capacity [member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	13
Purchase commitment, other goods and services [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	3,439
Purchase commitment, other goods and services [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,133
Purchase commitment, other goods and services [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,679
Purchase commitment, other goods and services [member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 627